CAPITAL STOCK - Summarized Information About DSUs (Details) - DSUs	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
DSUs granted (in shares)	48,179	52,665	46,142
Weighted average fair value granted (in dollars per share) | $	$ 17.79	$ 16.76	$ 15.09
Shares issued upon DSU settlement (in shares)	0	0	16,460
Less: shares withheld for required minimum tax withholding (in shares)	0	0	(10,063)
Shares issued (in shares)	0	0	6,397
Awards outstanding (in shares)	167,427	119,248
Weighted average fair value per award outstanding (in dollars per share) | $	$ 16.91	$ 15.04